Investments in securities - Schedule of Investments in Securities Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	$ 404,379
Investments in securities, at end of period	443,024	$ 404,379
Measured using predominantly unobservable inputs | Debt And Equity Securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	1,707	1,505
(Losses)/gains recognised in other comprehensive income	(206)	44
Purchases	142	299
Sales	(37)	(17)
Other movements	(307)	(124)
Investments in securities, at end of period	$ 1,299	$ 1,707